Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	TIAA-CREF LIFE FUNDS
Central Index Key	0001068204
Amendment Flag	false
Document Creation Date	Jan. 07, 2014
Document Effective Date	Jan. 07, 2014
Prospectus Date	Jan. 07, 2014